UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Blvd., Ste. 230, St. Louis, MO	63141
(Address of principal executive offices)	(Zip code)

John Swhear

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	08/31

Date of reporting period:	05/31/08___

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sparrow Growth Fund
Schedule of Investments
May 31, 2008
(Unaudited)

Common Stocks - 96.72%	Shares	Value

Accident & Health Insurance - 2.28%
StanCorp Financial Group, Inc.	6,400	$ 351,936

Agricultural Products - Livestock & Animal Specialties - 3.14%
Sadia S.A. (a)	18,999	484,285

Aircraft Engines & Engine Parts - 2.42%
United Technologies Corp.	5,260	373,670

Beverages - 2.04%
PepsiCo, Inc.	4,600	314,180

Cigarettes - 1.65%
Altria Group, Inc.	3,400	75,684
Philip Morris International, Inc.	3,400	179,044
		254,728

Commercial Banks - 3.43%
Allied Irish Banks plc (a)	5,200	209,664
HDFC Bank, Ltd. (a)	3,200	319,200
		528,864

Computer Peripheral Equipment - 2.67%
Logitech International S.A. (b)	12,500	411,625

Construction Special Trade Contractors - 2.62%
Chicago Bridge & Iron Co. N.V.	8,850	404,445

Crude Petroleum & Natural Gas - 15.51%
Chesapeake Energy Corp.	8,300	454,591
Occidental Petroleum Corp.	6,600	606,738
Petroleo Brasileiro S.A. (a)	6,400	451,200
Royal Dutch Shell plc (a)	4,900	418,901
XTO Energy, Inc.	7,250	461,245
		2,392,675

Dental Equipment & Supplies - 1.52%
DENTSPLY International, Inc.	5,800	235,132

*See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 96.72% - continued	Shares	Value

Electric, Gas & Sanitary Services - 2.93%
E.ON AG (a)	6,400	$ 452,252

Life Insurance - 2.26%
China Life Insurance Co., Ltd. (a)	5,783	349,004

Metal Mining - 5.60%
BHP Billiton, Ltd. (a)	6,000	506,040
Companhia Vale do Rio Doce (a)	9,000	358,020
		864,060

Metalworking Machinery & Equipment - 2.84%
Makita Corp. (a)	10,400	438,568

Motor Vehicle Parts & Accessories - 1.18%
CLARCOR, Inc.	4,200	182,364

Motor Vehicles & Passenger Car Bodies - 2.39%
Volvo AB (a)	23,300	368,613

National Commercial Banks - 1.72%
U.S. Bancorp	8,000	265,520

Operative Builders - 2.11%
MDC Holdings, Inc.	8,000	325,040

Pharmaceutical Preparations - 2.29%
Novo Nordisk A/S (a)	5,400	352,620

Public Building and Related Furniture - 2.13%
BE Aerospace, Inc. (b)	9,400	328,530

Railroads, Line-Haul Operating - 2.73%
Genesee & Wyoming, Inc. - Class A (b)	10,300	420,446

Refrigeration & Service Industry Machinery - 1.78%
Middleby Corp. (b)	4,800	274,032

Refuse Systems - 2.49%
Veolia Environnement (a)	5,400	384,642

*See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 96.72% - continued	Shares	Value

Rubber & Plastics Footwear - 2.41%
Nike, Inc. - Class B	5,440	$ 371,933

Security Brokers, Dealers & Flotation Companies - 2.17%
The Goldman Sachs Group, Inc.	1,900	335,179

Services - Miscellaneous Amusement & Recreation - 2.42%
Vail Resorts, Inc. (b)	7,500	373,425

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.40%
Church & Dwight Co., Inc.	6,500	370,045

Steel Pipe & Tubes - 2.44%
Northwest Pipe Co. (b)	8,000	375,920

Steel Works, Blast Furnaces & Rolling & Funishing Mills - 2.66%
Gerdau S.A. (a)	8,200	409,672

Telephone Communications - 2.12%
China Mobile, Ltd. (a)	4,400	324,676

Trucking, Except Local - 2.53%
Landstar System, Inc.	7,000	390,040

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 3.01%
Central European Distribution Corp. (b)	6,500	463,840

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 2.40%
Anixter International, Inc. (b)	5,700	370,557

Wholesale - Groceries & Related Products - 2.43%
Wimm-Bill-Dann Foods (a)	3,000	375,240

TOTAL COMMON STOCKS (Cost $12,033,563)		14,917,758

Preferred Stock - 0.53%
Chesapeake Energy Corp., 4.50%	600	81,450

TOTAL PREFERRED STOCK (Cost $56,808)		81,450

*See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Money Market Securities - 1.75%	Shares	Value

First American Government Obligations Fund - Class Y, 1.99% (c)	269,117	$ 269,117

TOTAL MONEY MARKET (Cost $269,117)		269,117

TOTAL INVESTMENTS (Cost $12,359,488) - 99.00%		$ 15,268,325

Other assets less liabilities - 1.00%		154,988

TOTAL NET ASSETS - 100.00%		$15,423,313

(a) American Depositary Receipt.
(b) Non-income producing.
(c) Variable rate security; the rate shown represents the yield at May 31, 2008.

Tax Related
Unrealized appreciation		$ 3,262,486
Unrealized depreciation		(353,649)
Net unrealized appreciation		$ 2,908,837

Aggregate cost of securities for income tax purposes		$12,359,488

*See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund

Related Footnotes to the Schedule of Investments

May 31, 2008 – (Unaudited)

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”)..

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of July 22, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Sparrow Funds

By
* /s/ Gerald Sparrow      ______
Gerald Sparrow, President

Date __ 7/28/2008 _______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
* /s/ Gerald Sparrow ________

Gerald Sparrow, President & Treasurer

Date __ 7/28/2008 _______